Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Schedule of Income and Capital Expenditure Information Regarding the Group's Operating Segments
The following table presents income and CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) regarding the Group’s operating segments:

2017
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,653	6,540	7,296	12,019	12,552	948	52,008
External revenues	12,364	6,505	7,252	11,994	12,394	1,499	52,008
Inter-segment revenues	289	35	44	25	158	(551)	—
Other operating income and expenses	(7,701)	(4,901)	(5,475)	(7,828)	(9,014)	(902)	(35,821)
OIBDA	4,952	1,639	1,821	4,191	3,538	46	16,187
Depreciation and amortization	(1,688)	(1,047)	(1,954)	(2,228)	(2,191)	(288)	(9,396)
Operating income	3,264	592	(133)	1,963	1,347	(242)	6,791
Capital expenditures (CapEx)	1,683	827	951	2,225	2,678	333	8,697

2016 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,815	6,861	7,503	11,090	12,579	1,188	52,036
External revenues	12,512	6,821	7,460	11,060	12,337	1,846	52,036
Inter-segment revenues	303	40	43	30	242	(658)	—
Other operating income and expenses	(8,412)	(5,152)	(5,732)	(7,388)	(9,105)	(1,129)	(36,918)
OIBDA	4,403	1,709	1,771	3,702	3,474	59	15,118
Depreciation and amortization	(1,827)	(1,090)	(2,200)	(2,036)	(2,189)	(307)	(9,649)
Operating income	2,576	619	(429)	1,666	1,285	(248)	5,469
Capital expenditures (CapEx)	1,852	931	1,107	2,137	2,615	286	8,928

2016 (previous segmentation)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,713	6,861	7,503	11,097	12,579	1,283	52,036
External revenues	12,410	6,822	7,460	11,067	12,337	1,940	52,036
Inter-segment revenues	303	39	43	30	242	(657)	—
Other operating income and expenses	(8,246)	(5,152)	(5,709)	(7,383)	(9,102)	(1,326)	(36,918)
OIBDA	4,467	1,709	1,794	3,714	3,477	(43)	15,118
Depreciation and amortization	(1,830)	(1,090)	(2,211)	(2,038)	(2,190)	(290)	(9,649)
Operating income	2,637	619	(417)	1,676	1,287	(333)	5,469
Capital expenditures (CapEx)	1,847	931	1,108	2,138	2,613	291	8,928

2015
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Revenues	12,402	7,837	7,888	11,060	14,387	1,342	54,916
External revenues	12,194	7,787	7,874	11,027	14,147	1,887	54,916
Inter-segment revenues	208	50	14	33	240	(545)	—
Other operating income and expenses	(10,066)	(5,908)	(6,030)	(7,487)	(10,031)	(2,165)	(41,687)
OIBDA	2,336	1,929	1,858	3,573	4,356	(823)	13,229
Depreciation and amortization	(1,898)	(1,196)	(2,128)	(1,916)	(2,241)	(325)	(9,704)
Operating income	438	733	(270)	1,657	2,115	(1,148)	3,525
Capital expenditures (CapEx)	1,827	883	2,230	2,105	3,060	356	10,461
The following table presents segment assets, liabilities and investments accounted for by the equity method:

2017
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Investments accounted for by the equity method	2	7	—	2	1	65	77
Fixed assets	15,288	9,198	14,611	23,845	13,931	2,198	79,071
Total allocated assets	22,722	11,610	17,225	30,229	20,226	13,054	115,066
Total allocated liabilities	13,391	4,063	5,889	8,130	10,716	46,259	88,448

2016 (revised)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Investments accounted for by the equity method	1	6	—	2	1	66	76
Fixed assets	15,306	9,771	15,572	27,489	15,089	2,370	85,597
Total allocated assets	22,138	12,025	18,510	35,104	21,655	14,209	123,641
Total allocated liabilities	12,999	3,907	6,006	9,643	13,004	49,697	95,256

2016 (previous segmentation)
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispano- américa	Other companies and eliminations	Total Group
Investments accounted for by the equity method	1	6	—	2	1	66	76
Fixed assets	15,559	9,771	15,825	27,522	15,126	1,794	85,597
Total allocated assets	22,353	12,025	18,835	35,192	21,694	13,542	123,641
Total allocated liabilities	13,009	3,907	6,078	9,636	13,002	49,624	95,256

Schedule of Composition of Segment Revenues, Detailed by the Main Countries of Operation
The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2017				2016 (revised)				2016 (previous segmentation)				2015
Country	Fixed	Mobile	Other and elims.	Total	Fixed	Mobile	Other and elims.	Total	Fixed	Mobile	Other and elims.	Total	Fixed	Mobile	Other and elims.	Total
Spain (*)				12,653				12,815	9,795	4,149	(1,231)	12,713	9,359	4,337	(1,294)	12,402
United Kingdom (**)	—	6,216	324	6,540	—	6,572	289	6,861	—	6,861	—	6,861	—	7,837	—	7,837
Germany	862	6,415	19	7,296	981	6,498	24	7,503	981	6,498	24	7,503	1,043	6,832	13	7,888
Brazil	4,659	7,360	—	12,019	4,427	6,663	—	11,090	4,428	6,669	—	11,097	4,154	6,906	—	11,060
Hispano-américa	3,964	8,588	—	12,552	3,999	8,580	—	12,579	3,732	8,882	(35)	12,579	4,070	10,347	(30)	14,387
Argentina	1,216	2,279	—	3,495	1,133	1,867	—	3,000	1,133	1,867	—	3,000	1,376	2,539	—	3,915
Chile	926	1,259	—	2,185	926	1,237	—	2,163	925	1,238	—	2,163	928	1,292	—	2,220
Peru	1,092	1,226	—	2,318	1,126	1,373	—	2,499	1,126	1,373	—	2,499	1,200	1,566	—	2,766
Colombia	554	909	—	1,463	548	861	—	1,409	548	861	—	1,409	566	942	—	1,508
Mexico	—	1,336	—	1,336	—	1,410	—	1,410	—	1,410	—	1,410	—	1,783	—	1,783
Remaining operators and segment eliminations	176	1,579	—	1,755	266	1,832	—	2,098	—	2,133	(35)	2,098	—	2,225	(30)	2,195
Other and inter-segment eliminations	—	—	948	948	—	—	1,188	1,188	—	—	—	1,283	—	—	—	1,342
Total Group	—	—	—	52,008	—	—	—	52,036	—	—	—	52,036	—	—	—	54,916
Note: In the countries of the Telefónica Hispanoamérica segment with separate fixed and mobile operating companies, the intercompany revenues have not been considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.
(**) Telefónica United Kingdom mobile revenues include revenues from MVNOs since 1 January 2017, which were previously accounted as "others". Comparative figures for 2016 have been revised accordingly.

Given the convergence reached at Telefónica Spain due to the high penetration of the convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, the following revenue breakdown is shown, which management believes is more meaningful.

Millions of euros
Telefónica Spain	2017	2016 (revised)
Mobile handset sale	379	497
Ex-Mobile handset sale	12,274	12,318
Consumer	6,602	6,536
Corporate	3,401	3,445
Others	2,271	2,337
Total	12,653	12,815